Provisions	12 Months Ended
Dec. 31, 2024
Provisions.
Provisions

(20)Provisions

Details of provisions at 31 December 2024 and 2023 are as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Provisions for pensions and similar obligations (a)	102,126	100,159
Other provisions	22,922	16,766
Non-current provisions	125,048	116,925

Trade provisions	25,089	39,695
Other provisions	13,524	8,111
Current provisions	38,613	47,806

The movement in non-current and current provisions is as follows:

	Thousands of Euros
	Reference	31/12/2024	31/12/2023	31/12/2022
Opening balance		164,731	166,402	55,529

Business combinations	Note 3	—	—	138,476
Net charges		9,261	28,696	12,588
Net cancellations		(15,019)	(19,571)	(9,091)
Transfers		3,526	(9,550)	(33,575)
Translation differences		1,162	(1,246)	2,475
Closing balance		163,661	164,731	166,402

a)Pension plan

At 31 December 2024, 2023 and 2022, the balance of provisions for pensions and similar mainly includes provisions made by the Biotest Group in relation to retirement benefit obligations and employment commitments with certain employees.

Benefits are based on the employee’s length of service and salary. Retirement benefit obligations relate mainly to employees of the Group’s German companies. Similar obligations are foreign obligations payable in a lump sum on retirement and obligations of the pension savings plan. These plans are voluntary pension plans not subject to statutory or legal obligations. The amount of the pension obligations is mainly dependent on interest rate movements and the life expectancy of the participants.

In financial year 2024, assets of Euros 11,162 thousand, were mainly held by a trustee, company of the group, under a contractual trust arrangement (CTA) as external insolvency insurance for portions of the occupational pension scheme (Euros 10,757 thousand at 31 December 2023). Since the transferred funds qualify as plan assets in accordance with IAS 19, provisions for pensions and similar obligations were netted with the transferred assets. As a result, provisions for pensions and similar obligations were reduced accordingly.

At 31 December 2024 and 2023, the net defined benefit liability of the Group comprises the following:

	Thousands of Euros
	31/12/2024	31/12/2023
From pension plans	95,555	95,721
From similar obligations	17,733	15,195
Net present value of defined benefit obligations	113,288	110,916

For pension plans	9,011	8,738
For similar obligations	2,151	2,019
Fair value of plan assets	11,162	10,757

From pension plans	86,544	86,983
From similar obligations	15,582	13,176
Net defined benefit liability	102,126	100,159

The costs for the defined benefit plans consist of the following components:

	Thousands of Euros
	31/12/2024	31/12/2023
Current service cost	4,704	5,204
Net interest expenses	3,361	3,536
Total expenses recognised in profit and loss	8,065	8,740

Actuarial (gains)/losses due to experience adjustments	(1,914)	(1,131)
Actuarial (gains)/losses due to changes in financial assumptions	(1,206)	4,200
Return on plan assets (excluding amounts included in net interest expense)	(111)	(227)
Revaluation recognised directly in other comprehensive income	(3,231)	2,842
Defined benefit costs	4,834	11,582

In financial year 2024, actuarial gains of Euros 3,120 thousand are recognized in other comprehensive income (actuarial losses of Euros 3,069 thousand at 31 December 2023). Of this amount, a gain of Euros 1,206 thousand resulted from changes in actuarial assumptions (Euros 4,200 thousand of losses at 31 December 2023), which is mainly due to the increase in the actuarial interest rate in the main plans in Germany from 3.5% to 3.4% (increase in the actuarial interest rate in the main plans in Germany from 3.9% to 3.4% in 2023).

The following table shows the reconciliation of the net present value of the defined benefit obligation (DBO):

	Thousands of Euros
	31/12/2024	31/12/2023
Net present value of defined benefit obligation	110,916	102,693

Current service cost	5,656	5,136
Interest expense	3,361	3,536
Expenses recognised in the statement of profit and loss	9,017	8,672

Actuarial losses due to experience adjustments	(1,914)	(1,131)
Actuarial gains due to changes in financial assumptions	(1,206)	4,200
Revaluation recognised directly in other comprehensive income	(3,120)	3,069

Pension benefits paid	(3,525)	(3,518)
Net present value of defined benefit obligations at 31 December	113,288	110,916

The following table shows the reconciliation of the fair value of plan assets:

	Thousands of Euros
	31/12/2024	31/12/2023
Fair value of plan assets	10,757	8,622

Interest income	268	95
Income recognised in the consolidated statement of income	268	95

Return on plan assets (excluding amounts included in net interest expenses)	(145)	(108)
Revaluations recognised directly in the statement of comprehensive income	(145)	(108)

Contribution by the employer	306	2,208
Payments from plan assets	(24)	(60)
Fair value of plan assets as of 31 December	11,162	10,757

The following payments are expected to be made in subsequent years based on the current pension obligations of the Group:

	Thousands of Euros
	31/12/2024	31/12/2023
In the next 12 months	6,550	5,239
Between 2 and 5 years	22,756	22,369
Between 5 and 10 years	30,402	31,307
After 10 years	127,256	122,746
Total expected payments	186,964	181,661

The weighted average term of the defined benefit plans is 11.7 years as of 31 December 2024 (11.6 years at 31 December 2023).

Plan assets of the Group were invested in the following asset classes as of the reporting date:

	Thousands of Euros
	31/12/2024	31/12/2023
Cash and cash equivalents	2,941	102
Financial investment	131	2,750
Fund shares	8,090	7,905
Total assets	11,162	10,757

The plan assets transferred are invested in accordance with defined investment principles, whereby the maturity or termination option of the financial instruments must always be selected in such a way that the association can meet its payment obligations. In accordance with the investment principles, the assets can be invested in Euro time deposits as well as domestic government bonds, mortgage bonds or fund units in money market funds or corporate bonds, all in Euro. Loans can also be issued to the Group companies against the corresponding guarantees. A minimum rating of A- is required for all financial instruments.

The calculation of the pension plans is based on the following actuarial assumptions:

	31/12/2024	31/12/2023
Discount rate	3.5%	3.4%
Expected return on plan assets	3.4%	1.7%
Rate of increase for wages and salaries	3.4%	3.4%
Rate of interest for pensions	2.0%	2.0%
Employee turnover rate	3.0%	3.0%

Actuarial assumptions are mainly based on historical empirical values with the exception of the discount rate. The calculation was based on the published Heubeck 2018 G mortality tables.

Under IAS 19.145, the effect of any possible changes to parameters for the underlying assumptions used to calculate the pension obligations must be disclosed in the sensitivity analysis. Only changes that are realistically expected to occur in the following financial year are to be considered.

The actuarial rate of interest, salary trend, pension trend and life expectancy are regarded as material assumptions. These parameters are shown in the following overview together with information on the parameter changes and their impact on the net present value calculation as of 31 December 2024.

	Thousands of Euros
	Parameter change	Impact on the pension
Rate of interest	Increase by 50 basis points	(5,386)
Rate of interest	Decrease by 50 basis points	5,957
Salary trend	Increase by 50 basis points	93
Salary trend	Decrease by 50 basis points	(91)
Pension trend	Increase by 100 basis points	6,292
Pension trend	Decrease by 100 basis points	(5,360)
Life expectancy	Increase by one year	3,059

The impact on the net present value calculation as of 31 December 2023 is as follows:

	Thousands of Euros
	Parameter change	Impact on the pension
Rate of interest	Increase by 50 basis points	(5,411)
Rate of interest	Decrease by 50 basis points	5,510
Salary trend	Increase by 50 basis points	159
Salary trend	Decrease by 50 basis points	(154)
Pension trend	Increase by 100 basis points	6,737
Pension trend	Decrease by 100 basis points	(5,729)
Life expectancy	Increase by one year	3,185

An amount of Euros 13,460 thousand (Euros 12,100 thousand at 31 December 2023) was recognized as an expense for defined contribution plans and is broken down as follows:

	Thousands of Euros
	31/12/2024	31/12/2023
Defined contribution plans of the Company	35	38
Employer contributions to statutory pension scheme	13,425	12,062
	13,460	12,100